GOODWILL - Disclosure of detailed information about recoverable amounts for cash-generating units with indefinite life intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Carrying value of goodwill	$ 5,681	$ 7,130	$ 7,130
Loyalty Currency Retailing [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying value of goodwill	5,681
Carrying value of indefinite-life intangible assets	$ 4,505
Recoverable amount method	Value in Use
Period used	5
Terminal growth rate	2.0%
Pre-tax discount rate	17.30%